Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,818,518
Ordinary shares, shares outstanding	53,602,810	75,406,875
Treasury stock, shares	38,281,592	16,411,643
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,818,518
Ordinary shares, shares outstanding	53,602,810	75,406,875
Treasury stock, shares	37,333,921	16,411,643